Cost of sales and other operating costs	12 Months Ended
Dec. 31, 2023
Cost of sales and other operating costs
Cost of sales and other operating costs
23.	Cost of sales and other operating costs

	2023	2022
	($)	($)
Salaries and benefits	11,752	17,624
Share-based compensation	121	294
Royalties	928	1,475
Contract Services	11,590	40,890
Raw materials and consumables	8,941	17,394
Operational overhead and write-downs (Note 8)	16,215	31,918
Depreciation	11,305	11,403
	60,852	120,998